Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Internet data center (IDC) service
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more
Future minimum payments under these non-cancelable agreements with initial terms of one year or more consist of the following:

As of December 31, 2020
RMB’000
2021	1,496,545
2022	709,319
2023	457,042
2024	412,066
2025	301,877
2026 and thereafter	1,905,370

5,282,219